ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Financing Activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of financing activities
Beginning of year	$ 23,852,416	$ 52,592,616	$ 113,547,089
Inflows	137,835,987	522,953,299	209,902,660
Outflows	(159,116,283)	(556,265,595)	(282,998,282)
Other non-cash movements	2,977,354	4,572,096	12,141,149
End of year	5,549,474	23,852,416	52,592,616
Unsubordinated debt securities
Reconciliation of financing activities
Beginning of year	1,748,271	6,425,358	38,700,661
Inflows	34,552		13,661,245
Outflows	(1,782,823)	(4,677,087)	(45,936,548)
End of year		1,748,271	6,425,358
Subordinated debt securities
Reconciliation of financing activities
Beginning of year			10,442,289
Outflows			(10,442,289)
Financing received from the Argentine Central Bank and other financial institutions
Reconciliation of financing activities
Beginning of year	17,219,834	37,928,009	53,584,358
Inflows	137,801,435	522,953,299	196,241,415
Outflows	(152,329,300)	(543,661,474)	(211,897,764)
End of year	2,691,969	17,219,834	37,928,009
Lease Liabilities
Reconciliation of financing activities
Beginning of year	4,884,311	8,239,249	10,819,781
Outflows	(5,004,160)	(7,927,034)	(14,721,681)
Other non-cash movements	2,977,354	4,572,096	12,141,149
End of year	$ 2,857,505	$ 4,884,311	$ 8,239,249